UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2014

Date of reporting period:	5/31/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON

20/20 FOCUS FUND

SEMIANNUAL REPORT • MAY 31, 2014

Fund Type

Large Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

July 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison 20/20 Focus Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison 20/20 Focus Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison 20/20 Focus Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 5/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	4.53%	18.75%	103.16%	155.87%	—
Class B	4.17	17.88	96.02	138.00	—
Class C	4.17	17.87	96.11	138.08	—
Class Q	4.74	19.24	N/A	N/A	40.86% (3/8/11)
Class R	4.45	18.50	100.95	N/A	147.23 (6/14/04)
Class Z	4.74	19.10	106.22	163.16	—
S&P 500 Index	7.61	20.42	132.51	111.23	—
Russell 1000® Index	7.71	20.90	136.38	118.65	—
Lipper Large-Cap Core Funds Avg.*	6.76	19.18	118.55	104.04	—
Lipper Multi-Cap Growth Funds Avg.	4.77	20.65	127.84	120.91	—

Average Annual Total Returns (With Sales Charges) as of 6/30/14
		One Year	Five Years	Ten Years	Since Inception
Class A		17.38%	14.31%	9.11%	—
Class B		18.38	14.69	8.94	—
Class C		22.36	14.79	8.95	—
Class Q		24.76	N/A	N/A	12.19% (3/8/11)
Class R		24.08	15.38	9.53	—
Class Z		24.63	15.96	10.04	—
S&P 500 Index		24.58	18.82	7.78	—
Russell 1000 Index		25.35	19.25	8.19	—
Lipper Large-Cap Core Funds Avg.*		23.54	17.32	7.32	—
Lipper Multi-Cap Growth Funds Avg.		26.13	18.41	8.24	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

* The Fund is compared to the Lipper Large-Cap Core Funds Performance Universe, although Lipper classifies the Fund in the Lipper Multi-Cap Growth Funds Performance Universe. The Lipper Large-Cap Core Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

* Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by any new or existing Class B shareholders, except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns as of 5/31/14 are 55.32% for Class Q and 111.23% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 6/30/14 is 15.23% for Class Q.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000® Index, an index that represents approximately 98% of the US market. Russell 1000 Index Closest Month-End to Inception cumulative total returns as of 5/31/14 are 55.29% for Class Q and 118.65% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total return as of 6/30/14 is 15.30% for Class Q.

Lipper Large-Cap Core Funds Average

The Funds in the Lipper Large-Cap Core Funds Average (Lipper Large-Cap Core Funds Average) invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s US domestic equity large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. Lipper Large-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 5/31/14 are 49.56% for Class Q and 104.04% for Class R. Lipper Large-Cap Core Funds Average Closest Month-End to inception average annual total return as of 6/30/14 is 13.89% for Class Q.

Prudential Jennison 20/20 Focus Fund	3

Your Fund’s Performance (continued)

Lipper Multi-Cap Growth Funds Average

The Funds in the Lipper Multi-Cap Growth Funds Average (Lipper Multi-Cap Growth Funds Average) invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s US domestic equity large-cap floor. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. Lipper Multi-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 5/31/14 are 45.59% for Class Q and 120.91% for Class R. Lipper Multi-Cap Growth Funds Average Closest Month-End to Inception average annual total return as of 6/30/14 is 13.12% for Class Q.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Growth Holdings expressed as a percentage of net assets as of 5/31/14
Biogen Idec, Inc., Biotechnology	3.6%
Facebook, Inc., (Class A Stock), Internet Software & Services	3.1
MasterCard, Inc., (Class A Stock), IT Services	3.0
NIKE, Inc., (Class B Stock), Textiles, Apparel & Luxury Goods	2.9
Apple, Inc., Technology Hardware, Storage & Peripherals	2.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Value Holdings expressed as a percentage of net assets as of 5/31/14
Halliburton Co., Energy Equipment & Services	3.1%
Anadarko Petroleum Corp., Oil, Gas & Consumable Fuels	3.1
Applied Materials, Inc., Semiconductors & Semiconductor Equipment	3.0
Noble Energy, Inc., Oil, Gas & Consumable Fuels	2.8
Mondelez International, Inc., (Class A Stock), Food Products	2.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/14
Pharmaceuticals	9.4%
Internet Software & Services	8.3
Oil, Gas & Consumable Fuels	7.5
Textiles, Apparel & Luxury Goods	7.1
Energy Equipment & Services	5.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2013, at the beginning of the period, and held through the six-month period ended May 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison 20/20 Focus Fund	5

Fees and Expenses (continued)

Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison 20/20 Focus Fund		Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,045.30	1.17%	$5.97
	Hypothetical	$1,000.00	$1,019.10	1.17%	$5.89

Class B	Actual	$1,000.00	$1,041.70	1.87%	$9.52
	Hypothetical	$1,000.00	$1,015.61	1.87%	$9.40

Class C	Actual	$1,000.00	$1,041.70	1.87%	$9.52
	Hypothetical	$1,000.00	$1,015.61	1.87%	$9.40

Class Q	Actual	$1,000.00	$1,047.40	0.75%	$3.83
	Hypothetical	$1,000.00	$1,021.19	0.75%	$3.78

Class R	Actual	$1,000.00	$1,044.50	1.37%	$6.98
	Hypothetical	$1,000.00	$1,018.10	1.37%	$6.89

Class Z	Actual	$1,000.00	$1,047.40	0.87%	$4.44
	Hypothetical	$1,000.00	$1,020.59	0.87%	$4.38

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the period ended May 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.17%	1.17%
B	1.87	1.87
C	1.87	1.87
Q	0.75	0.75
R	1.62	1.37
Z	0.87	0.87

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison 20/20 Focus Fund	7

Portfolio of Investments

as of May 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS

Aerospace & Defense 2.5%
408,254	Boeing Co. (The)	$55,216,354

Automobiles 2.0%
219,310	Tesla Motors, Inc.*(a)	45,566,039

Banks 0.7%
293,175	JPMorgan Chase & Co.	16,291,735

Biotechnology 4.9%
178,818	Alexion Pharmaceuticals, Inc.*	29,741,010
247,583	Biogen Idec, Inc.*	79,070,582

		108,811,592

Chemicals 2.5%
451,407	Monsanto Co.	55,003,943

Consumer Finance 1.1%
2,761,791	SLM Corp.	23,779,021

Electronic Equipment, Instruments & Components 2.8%
6,179,312	Flextronics International Ltd.*	62,843,603

Energy Equipment & Services 5.9%
1,070,636	Halliburton Co.	69,205,911
584,731	Schlumberger Ltd.	60,835,413

		130,041,324

Food Products 5.6%
795,498	Bunge Ltd.	61,818,150
1,674,389	Mondelez International, Inc. (Class A Stock)	62,990,514

		124,808,664

Health Care Providers & Services 2.6%
801,246	Express Scripts Holding Co.*	57,265,052

Hotels, Restaurants & Leisure 4.5%
1,567,848	Carnival Corp.	62,760,956
2,936,924	International Game Technology	36,858,396

		99,619,352

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	9

Portfolio of Investments

as of May 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Independent Power & Renewable Electricity Producers 2.3%
1,407,971	NRG Energy, Inc.	$50,180,086

Insurance 2.2%
971,959	MetLife, Inc.	49,501,872

Internet & Catalog Retail 4.8%
144,255	Amazon.com, Inc.*	45,086,900
48,098	Priceline Group, Inc. (The)*	61,499,546

		106,586,446

Internet Software & Services 8.3%
1,082,820	Facebook, Inc. (Class A Stock)*	68,542,506
61,406	Google, Inc. (Class A Stock)*	35,102,740
61,406	Google, Inc. (Class C Stock)*	34,447,538
292,830	LinkedIn Corp. (Class A Stock)*	46,879,154

		184,971,938

IT Services 3.0%
885,140	MasterCard, Inc. (Class A Stock)	67,668,953

Life Sciences Tools & Services 0.8%
118,845	Illumina, Inc.*(a)	18,807,221

Media 2.2%
577,626	Walt Disney Co. (The)	48,526,360

Metals & Mining 2.1%
1,993,504	Goldcorp, Inc. (Canada)	46,588,188

Oil, Gas & Consumable Fuels 7.5%
659,842	Anadarko Petroleum Corp.	67,871,348
876,393	Noble Energy, Inc.	63,161,643
770,699	Southwestern Energy Co.*	35,043,684

		166,076,675

Personal Products 2.1%
3,244,470	Avon Products, Inc.	46,363,476

Pharmaceuticals 9.4%
288,468	Allergan, Inc.	48,306,851
358,217	Bayer AG (Germany), ADR	51,751,252

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
1,130,773	Bristol-Myers Squibb Co.	$56,244,649
813,654	Teva Pharmaceutical Industries Ltd. (Israel), ADR	41,081,390
81,190	Valeant Pharmaceuticals International, Inc.*(a)	10,652,940

		208,037,082

Road & Rail 4.4%
341,736	Canadian Pacific Railway Ltd. (Canada)	57,247,615
1,395,808	Hertz Global Holdings, Inc.*	41,204,252

		98,451,867

Semiconductors & Semiconductor Equipment 3.0%
3,276,705	Applied Materials, Inc.	66,156,674

Software 2.5%
1,050,701	Salesforce.com, inc.*(a)	55,298,394

Technology Hardware, Storage & Peripherals 2.9%
102,895	Apple, Inc.	65,132,535

Textiles, Apparel & Luxury Goods 7.1%
1,147,728	Kate Spade & Co.*	41,788,777
537,984	Michael Kors Holdings Ltd.*	50,774,930
849,186	NIKE, Inc. (Class B Stock)	65,310,895

		157,874,602

	TOTAL LONG-TERM INVESTMENTS (cost $1,669,289,765)	2,215,469,048

SHORT-TERM INVESTMENT 5.0%

AFFILIATED MONEY MARKET MUTUAL FUND
110,343,595	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $110,343,595; includes $99,255,686 of cash collateral for securities on loan) (Note 3)(b)(c)	110,343,595

	TOTAL INVESTMENTS 104.7% (cost $1,779,633,360; Note 5)	2,325,812,643
	Liabilities in excess of other assets (4.7)%	(103,665,078)

	NET ASSETS 100.0%	$2,222,147,565

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	11

Portfolio of Investments

as of May 31, 2014 (Unaudited) continued

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,404,407; cash collateral of $99,255,686 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$55,216,354	$—	$—
Automobiles	45,566,039	—	—
Banks	16,291,735	—	—
Biotechnology	108,811,592	—	—
Chemicals	55,003,943	—	—
Consumer Finance	23,779,021	—	—
Electronic Equipment, Instruments & Components	62,843,603	—	—
Energy Equipment & Services	130,041,324	—	—
Food Products	124,808,664	—	—
Health Care Providers & Services	57,265,052	—	—
Hotels, Restaurants & Leisure	99,619,352	—	—
Independent Power & Renewable Electricity Producers	50,180,086	—	—
Insurance	49,501,872	—	—

See Notes to Financial Statements.

12

	Level 1	Level 2	Level 3
Common Stocks (continued):
Internet & Catalog Retail	$106,586,446	$—	$—
Internet Software & Services	184,971,938	—	—
IT Services	67,668,953	—	—
Life Sciences Tools & Services	18,807,221	—	—
Media	48,526,360	—	—
Metals & Mining	46,588,188	—	—
Oil, Gas & Consumable Fuels	166,076,675	—	—
Personal Products	46,363,476	—	—
Pharmaceuticals	208,037,082	—	—
Road & Rail	98,451,867	—	—
Semiconductors & Semiconductor Equipment	66,156,674	—	—
Software	55,298,394	—	—
Technology Hardware, Storage & Peripherals	65,132,535	—	—
Textiles, Apparel & Luxury Goods	157,874,602	—	—
Affiliated Money Market Mutual Fund	110,343,595	—	—

Total	$2,325,812,643	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2014 was as follows:

Pharmaceuticals	9.4%
Internet Software & Services	8.3
Oil, Gas & Consumable Fuels	7.5
Textiles, Apparel & Luxury Goods	7.1
Energy Equipment & Services	5.9
Food Products	5.6
Affiliated Money Market Mutual Fund (including 4.5% of collateral for securities on loan)	5.0
Biotechnology	4.9
Internet & Catalog Retail	4.8
Hotels, Restaurants & Leisure	4.5
Road & Rail	4.4
IT Services	3.0
Semiconductors & Semiconductor Equipment	3.0
Technology Hardware, Storage & Peripherals	2.9
Electronic Equipment, Instruments & Components	2.8
Health Care Providers & Services	2.6
Aerospace & Defense	2.5%
Chemicals	2.5
Software	2.5
Independent Power & Renewable Electricity Producers	2.3
Insurance	2.2
Media	2.2
Metals & Mining	2.1
Personal Products	2.1
Automobiles	2.0
Consumer Finance	1.1
Life Sciences Tools & Services	0.8
Banks	0.7

104.7
Liabilities in excess of other assets	(4.7)

100.0%

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	13

Statement of Assets & Liabilities

as of May 31, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $95,404,407:
Unaffiliated investments (cost $1,669,289,765)	$2,215,469,048
Affiliated investments (cost $110,343,595)	110,343,595
Dividends and interest receivable	2,250,806
Receivable for Fund shares sold	1,275,340
Tax reclaim receivable	215,889
Prepaid expenses	5,742

Total assets	2,329,560,420

Liabilities
Payable to broker for collateral for securities on loan	99,255,686
Payable for Fund shares reacquired	5,639,566
Management fee payable	1,336,902
Distribution fee payable	709,251
Accrued expenses	381,173
Affiliated transfer agent fee payable	87,963
Loan interest payable (Note 7)	1,824
Payable to custodian	490

Total liabilities	107,412,855

Net Assets	$2,222,147,565

Net assets were comprised of:
Shares of beneficial interest, at par	$128,772
Paid-in capital in excess of par	1,595,417,441

1,595,546,213
Distributions in excess of net investment income	(2,833,873)
Accumulated net realized gain on investment and foreign currency transactions	83,255,942
Net unrealized appreciation on investments and foreign currencies	546,179,283

Net assets, May 31, 2014	$2,222,147,565

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share ($990,812,038 ÷ 55,937,699 shares of beneficial interest issued and outstanding)	$17.71
Maximum sales charge (5.50% of offering price)	1.03

Maximum offering price to public	$18.74

Class B
Net asset value, offering price and redemption price per share ($131,383,611 ÷ 8,792,424 shares of beneficial interest issued and outstanding)	$14.94

Class C
Net asset value, offering price and redemption price per share ($354,939,966 ÷ 23,737,304 shares of beneficial interest issued and outstanding)	$14.95

Class Q
Net asset value, offering price and redemption price per share ($13,079,866 ÷ 697,139 shares of beneficial interest issued and outstanding)	$18.76

Class R
Net asset value, offering price and redemption price per share ($106,983,620 ÷ 6,187,025 shares of beneficial interest issued and outstanding)	$17.29

Class Z
Net asset value, offering price and redemption price per share ($624,948,464 ÷ 33,420,684 shares of beneficial interest issued and outstanding)	$18.70

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	15

Statement of Operations

Six Months Ended May 31, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $450,104)	$11,146,536
Affiliated income from securities loaned, net	240,742
Affiliated dividend income	24,294
Interest income	81

Total income	11,411,653

Expenses
Management fee	8,204,681
Distribution fee—Class A	1,627,769
Distribution fee—Class B	668,302
Distribution fee—Class C	1,783,895
Distribution fee—Class R	433,365
Transfer agent’s fees and expenses (including affiliated expense of $231,500)	1,300,000
Custodian’s fees and expenses	131,000
Shareholders’ reports	79,000
Registration fees	58,000
Trustees’ fees	32,000
Legal fees and expenses	17,000
Insurance expenses	17,000
Audit fee	11,000
Loan interest expense	7,155
Miscellaneous	19,814

Total expenses	14,389,981
Less: Distribution fee waiver-Class R	(144,455)

Net expenses	14,245,526

Net investment loss	(2,833,873)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	96,496,976
Foreign currency transactions	(2,292)

96,494,684
Net change in unrealized appreciation (depreciation) on investments	4,148,506

Net gain on investment and foreign currency transactions	100,643,190

Net Increase In Net Assets Resulting From Operations	$97,809,317

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2014	Ten Months Ended November 30, 2013	Year Ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,833,873)	$4,412,475	$(2,643,376)
Net realized gain on investment and foreign currency transactions	96,494,684	363,778,211	178,775,128
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,148,506	99,079,950	54,814,185

Net increase in net assets resulting from operations	97,809,317	467,270,636	230,945,937

Dividends and Distributions (Note 1)
Dividends from net investment income
Class Q	(35,778)	—	—
Class Z	(535,852)	—	—

	(571,630)	—	—

Distributions from net realized gains
Class A	(160,665,896)	(32,645,264)	(52,135,768)
Class B	(22,398,029)	(4,672,550)	(7,788,998)
Class C	(57,669,608)	(11,626,394)	(18,671,954)
Class Q	(2,348,688)	(704,867)	(907,545)
Class R	(17,825,273)	(3,652,823)	(5,694,747)
Class Z	(77,818,551)	(16,221,289)	(33,227,021)

	(338,726,045)	(69,523,187)	(118,426,033)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	155,723,564	218,629,188	411,386,358
Net asset value of shares issued in reinvestment of dividends and distributions	302,085,628	61,375,297	103,858,743
Cost of shares reacquired	(420,876,491)	(571,738,494)	(855,116,375)

Net increase (decrease) in net assets from Fund share transactions	36,932,701	(291,734,009)	(339,871,274)

Total increase (decrease)	(204,555,657)	106,013,440	(227,351,370)

Net Assets:
Beginning of period	2,426,703,222	2,320,689,782	2,548,041,152

End of period(a)	$2,222,147,565	$2,426,703,222	$2,320,689,782

(a) Includes undistributed net investment income of:	$—	$571,630	$—

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 18 (formerly Prudential Jennison 20/20 Focus Fund) (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust consists of two funds: Prudential Jennison 20/20 Focus Fund (the “Fund”) and Prudential Jennison MLP Fund. These financial statements relate to Prudential Jennison 20/20 Focus Fund. The investment objective of the Fund is long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair

18

value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential Jennison 20/20 Focus Fund	19

Notes to Financial Statements

(Unaudited) continued

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually

20

received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency

Prudential Jennison 20/20 Focus Fund	21

Notes to Financial Statements

(Unaudited) continued

transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with

22

Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is accrued daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets up to and including $1 billion and .70% of such average daily net assets in excess of $1 billion. The effective management fee rate was .72% of the Fund’s average daily net assets for the six months ended May 31, 2014.

There are two portfolio managers at Jennison, both of which manage approximately 50% of the Fund’s assets. In general, in order to maintain an approximately equal division of assets between the two portfolio managers, all daily cash inflows (i.e. subscriptions and reinvested distributions) and outflows (i.e. redemptions and expense items) are divided between the two portfolio managers as PI deems appropriate. In addition, periodic rebalancing of the Fund’s assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two portfolio managers.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund. Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through March 31, 2015.

PIMS has advised the Fund that it has received $373,654 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2014, it received $1,034, $62,982 and $6,492 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

Prudential Jennison 20/20 Focus Fund	23

Notes to Financial Statements

(Unaudited) continued

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended May 31, 2014, PIM has been compensated approximately $71,910 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2014, were $1,104,535,100 and $1,404,015,533, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2014 were as follows:

Tax Basis	$1,792,872,101

Appreciation	566,047,205
Depreciation	(33,106,663)

Net Unrealized Appreciation	$532,940,542

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

24

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchases. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z. As of May 31, 2014, PI owned 75 Class Q shares of the Fund.

Prudential Jennison 20/20 Focus Fund	25

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended May 31, 2014:
Shares sold	3,534,165	$61,060,314
Shares issued in reinvestment of dividends and distributions	9,199,596	152,621,301
Shares reacquired	(13,168,021)	(226,834,535)

Net increase (decrease) in shares outstanding before conversion	(434,260)	(13,152,920)
Shares issued upon conversion from Class B, Class C and Class Z	578,782	9,905,390
Shares reacquired upon conversion into Class Z	(3,792,338)	(65,796,311)

Net increase (decrease) in shares outstanding	(3,647,816)	$(69,043,841)

Ten months ended November 30, 2013:
Shares sold	5,355,386	$96,070,940
Shares issued in reinvestment of dividends	1,764,531	30,914,537
Shares reacquired	(12,486,340)	(223,329,661)

Net increase (decrease) in shares outstanding before conversion	(5,366,423)	(96,344,184)
Shares issued upon conversion from Class B and Class Z	915,217	16,120,194
Shares reacquired upon conversion into Class Z	(138,967)	(2,515,903)

Net increase (decrease) in shares outstanding	(4,590,173)	$(82,739,893)

Year ended January 31, 2013:
Shares sold	11,229,493	$181,123,845
Shares issued in reinvestment of distributions	3,117,966	48,628,171
Shares reacquired	(21,958,689)	(353,311,946)

Net increase (decrease) in shares outstanding before conversion	(7,611,230)	(123,559,930)
Shares issued upon conversion from Class B and Z	826,271	13,258,327
Shares reacquired upon conversion into Class Z	(162,820)	(2,634,913)

Net increase (decrease) in shares outstanding	(6,947,779)	$(112,936,516)

26

Class B	Shares	Amount
Six months ended May 31, 2014:
Shares sold	359,823	$5,233,670
Shares issued in reinvestment of dividends and distributions	1,455,093	20,429,501
Shares reacquired	(649,936)	(9,525,409)

Net increase (decrease) in shares outstanding before conversion	1,164,980	16,137,762
Shares reacquired upon conversion into Class A	(642,758)	(9,290,004)

Net increase (decrease) in shares outstanding	522,222	$6,847,758

Ten months ended November 30, 2013:
Shares sold	521,027	$8,177,185
Shares issued in reinvestment of dividends	280,749	4,284,223
Shares reacquired	(1,006,289)	(15,594,470)

Net increase (decrease) in shares outstanding before conversion	(204,513)	(3,133,062)
Shares reacquired upon conversion into Class A	(987,182)	(15,171,908)

Net increase (decrease) in shares outstanding	(1,191,695)	$(18,304,970)

Year ended January 31, 2013:
Shares sold	762,099	$10,907,921
Shares issued in reinvestment of distributions	516,406	7,078,319
Shares reacquired	(1,599,369)	(22,777,727)

Net increase (decrease) in shares outstanding before conversion	(320,864)	(4,791,487)
Shares reacquired upon conversion into Class A	(796,305)	(11,286,663)

Net increase (decrease) in shares outstanding	(1,117,169)	$(16,078,150)

Prudential Jennison 20/20 Focus Fund	27

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended May 31, 2014:
Shares sold	1,334,574	$19,338,118
Shares issued in reinvestment of dividends and distributions	3,551,468	49,898,126
Shares reacquired	(2,244,977)	(32,855,864)

Net increase (decrease) in shares outstanding before conversion	2,641,065	36,380,380
Shares reacquired upon conversion into Class A and Class Z	(252,038)	(3,719,461)

Net increase (decrease) in shares outstanding	2,389,027	$32,660,919

Ten months ended November 30, 2013:
Shares sold	1,392,283	$21,859,505
Shares issued in reinvestment of dividends	649,723	9,921,273
Shares reacquired	(3,458,535)	(53,826,469)

Net increase (decrease) in shares outstanding before conversion	(1,416,529)	(22,045,691)
Shares issued upon conversion from Class Z	385	6,058
Shares reacquired upon conversion into Class Z	(283,486)	(4,448,110)

Net increase (decrease) in shares outstanding	(1,699,630)	$(26,487,743)

Year ended January 31, 2013:
Shares sold	2,480,632	$35,472,598
Shares issued in reinvestment of distributions	1,153,990	15,825,702
Shares reacquired	(6,357,367)	(90,506,025)

Net increase (decrease) in shares outstanding before conversion	(2,722,745)	(39,207,725)
Shares reacquired upon conversion into Class Z	(221,028)	(3,178,056)

Net increase (decrease) in shares outstanding	(2,943,773)	$(42,385,781)

Class Q
Six months ended May 31, 2014:
Shares sold	50,895	$926,734
Shares issued in reinvestment of dividends and distributions	135,944	2,384,466
Shares reacquired	(359,963)	(6,575,353)

Net increase (decrease) in shares outstanding	(173,124)	$(3,264,153)

Ten months ended November 30, 2013:
Shares sold	61,530	$1,119,104
Shares issued in reinvestment of dividends	38,371	704,867
Shares reacquired	(591,608)	(11,217,503)

Net increase (decrease) in shares outstanding	(491,707)	$(9,393,532)

Year ended January 31, 2013:
Shares sold	468,182	$8,045,636
Shares issued in reinvestment of distributions	55,648	907,545
Shares reacquired	(428,704)	(7,344,190)

Net increase (decrease) in shares outstanding	95,126	$1,608,991

28

Class R	Shares	Amount
Six months ended May 31, 2014:
Shares sold	590,325	$9,958,663
Shares issued in reinvestment of dividends and distributions	1,005,638	16,301,386
Shares reacquired	(2,003,239)	(33,789,911)

Net increase (decrease) in shares outstanding	(407,276)	$(7,529,862)

Ten months ended November 30, 2013
Shares sold	1,046,442	$18,365,983
Shares issued in reinvestment of dividends	192,896	3,315,876
Shares reacquired	(1,668,912)	(29,518,331)

Net increase (decrease) in shares outstanding	(429,574)	$(7,836,472)

Year ended January 31, 2013:
Shares sold	2,133,501	$33,831,497
Shares issued in reinvestment of distributions	338,266	5,185,577
Shares reacquired	(2,486,016)	(39,522,401)

Net increase (decrease) in shares outstanding	(14,249)	$(505,327)

Class Z
Six months ended May 31, 2014:
Shares sold	3,255,683	$59,206,065
Shares issued in reinvestment of dividends and distributions	3,456,309	60,450,848
Shares reacquired	(6,107,279)	(111,295,419)

Net increase (decrease) in shares outstanding before conversion	604,713	8,361,494
Shares issued upon conversion from Class A and Class C	3,790,320	69,446,415
Shares reacquired upon conversion into Class A	(29,619)	(546,029)

Net increase (decrease) in shares outstanding	4,365,414	$77,261,880

Ten months ended November 30, 2013:
Shares sold	3,884,139	$73,036,471
Shares issued in reinvestment of dividends	667,823	12,234,521
Shares reacquired	(12,951,506)	(238,252,060)

Net increase (decrease) in shares outstanding before conversion	(8,399,544)	(152,981,068)
Shares issued upon conversion from Class A and Class C	369,583	6,964,012
Shares reacquired upon conversion into Class A and Class C	(51,599)	(954,343)

Net increase (decrease) in shares outstanding	(8,081,560)	$(146,971,399)

Year ended January 31, 2013:
Shares sold	8,455,948	$142,004,861
Shares issued in reinvestment of distributions	1,615,364	26,233,429
Shares reacquired	(20,398,258)	(341,654,086)

Net increase (decrease) in shares outstanding before conversion	(10,326,946)	(173,415,796)
Shares issued upon conversion from Class A and C	344,149	5,812,969
Shares reacquired upon conversion into Class A	(118,263)	(1,971,664)

Net increase (decrease) in shares outstanding	(10,101,060)	$(169,574,491)

Prudential Jennison 20/20 Focus Fund	29

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended May 31, 2014. The average daily balance for the 38 days that the Fund had loans outstanding during the period was approximately $4,735,000, borrowed at a weighted average interest rate of 1.41%. At May 31, 2014, the Fund did not have an outstanding loan amount.

30

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,		Ten Months Ended November 30,		Year Ended January 31,
	2014		2013(i)		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$19.71		$16.60		$15.83	$15.98	$13.84		$9.41	$14.51
Income (loss) from investment operations:
Net investment income (loss)	(.02)		.05		(.01)	(.02)	-	(b)	(.02)	- (b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.73		3.59		1.59	.29	2.14		4.45	(5.09)
Total from investment operations	.71		3.64		1.58	.27	2.14		4.43	(5.09)
Less Distributions:
Distributions from net realized gains	(2.71)		(.53)		(.81)	(.42)	-		-	(.01)
Capital Contributions(c):	-		-		-	-	-	(b)	-	-
Net asset value, end of period	$17.71		$19.71		$16.60	$15.83	$15.98		$13.84	$9.41
Total Return(d):	4.53%		22.35%		10.37%	1.77%	15.46%		47.08%	(35.12)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$990,812		$1,174,447		$1,065,531	$1,125,940	$1,183,059		$1,110,264	$559,685
Average net assets (000)	$1,088,160		$1,110,859		$1,097,353	$1,139,012	$1,143,188		$825,817	$721,935
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.17%	(g)	1.18%	(g)	1.18%	1.18%	1.19%		1.20%	1.21%
Expenses before waivers and/or expense reimbursement	1.17%	(g)	1.18%	(g)	1.18%	1.18%	1.19%		1.20%	1.26%
Net investment income (loss)	(.16)%	(g)	.30%	(g)	(.05)%	(.11)%	-%	(f)	(.19)%	.03%
Portfolio turnover rate	49%	(h)	62%	(h)	59%	82%	116%		102%	107%

(a) Calculated based on average shares outstanding during period.

(b) Less than $.005 per share.

(c) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less that one full year are not annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Less than .005% per share.

(g) Annualized.

(h) Not annualized.

(i) For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	31

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended May 31,		Ten Months Ended November 30,		Year Ended January 31,
	2014		2013(h)		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.11		$14.56		$14.08	$14.36	$12.52		$8.58	$13.32
Income (loss) from investment operations:
Net investment loss	(.06)		(.05)		(.11)	(.12)	(.09)		(.10)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.60		3.13		1.40	.26	1.93		4.04	(4.65)
Total from investment operations	.54		3.08		1.29	.14	1.84		3.94	(4.73)
Less Distributions:
Distributions from net realized gains	(2.71)		(.53)		(.81)	(.42)	-		-	(.01)
Capital Contributions(e):	-		-		-	-	-	(d)	-	-
Net asset value, end of period	$14.94		$17.11		$14.56	$14.08	$14.36		$12.52	$8.58
Total Return(b):	4.17%		21.62%		9.59%	1.06%	14.70%		45.92%	(35.55)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$131,384		$141,499		$137,765	$148,930	$165,659		$148,333	$96,772
Average net assets (000)	$134,028		$136,116		$142,736	$157,386	$155,300		$124,031	$144,411
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.87%	(f)	1.88%	(f)	1.88%	1.88%	1.89%		1.90%	1.93%
Expenses before waivers and/or expense reimbursement	1.87%	(f)	1.88%	(f)	1.88%	1.88%	1.89%		1.90%	1.93%
Net investment loss	(.86)%	(f)	(.40)%	(f)	(.75)%	(.81)%	(.70)%		(.88)%	(.68)%
Portfolio turnover rate	49%	(g)	62%	(g)	59%	82%	116%		102%	107%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

(h) For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended May 31,		Ten Months Ended November 30,		Year Ended January 31,
	2014		2013(h)		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.12		$14.57		$14.08	$14.36	$12.53		$8.58	$13.33
Income (loss) from investment operations:
Net investment loss	(.06)		(.05)		(.11)	(.12)	(.09)		(.10)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.60		3.13		1.41	.26	1.92		4.05	(4.66)
Total from investment operations	.54		3.08		1.30	.14	1.83		3.95	(4.74)
Less Distributions:
Distributions from net realized gains	(2.71)		(.53)		(.81)	(.42)	-		-	(.01)
Capital Contributions(e):	-		-		-	-	-	(d)	-	-
Net asset value, end of period	$14.95		$17.12		$14.57	$14.08	$14.36		$12.53	$8.58
Total Return(b):	4.17%		21.61%		9.66%	1.06%	14.60%		46.04%	(35.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$354,940		$365,467		$335,759	$366,089	$398,038		$330,562	$163,325
Average net assets (000)	$357,759		$345,686		$349,269	$381,245	$370,033		$241,607	$206,434
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.87%	(f)	1.88%	(f)	1.88%	1.88%	1.89%		1.90%	1.93%
Expenses before waivers and/or expense reimbursement	1.87%	(f)	1.88%	(f)	1.88%	1.88%	1.89%		1.90%	1.93%
Net investment loss	(.86)%	(f)	(.40)%	(f)	(.75)%	(.81)%	(.70)%		(.90)%	(.69)%
Portfolio turnover rate	49%	(g)	62%	(g)	59%	82%	116%		102%	107%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

(h) For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	33

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended May 31,		Ten Months Ended November 30,		Year Ended January 31,	March 28, 2011(a) through January 31,
	2014		2013(g)		2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$20.72		$17.37		$16.45	$17.09
Income (loss) from investment operations:
Net investment income	.02		.12		.06	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.77		3.76		1.67	(.27)
Total from investment operations	.79		3.88		1.73	(.22)
Less Dividends and Distributions:
Dividends from net investment income	(.04)		-		-	-
Distributions from net realized gains	(2.71)		(.53)		(.81)	(.42)
Total dividends and distributions	(2.75)		(.53)		(.81)	(.42)
Net asset value, end of period	$18.76		$20.72		$17.37	$16.45
Total Return(c):	4.74%		22.75%		10.90%	(1.21)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,080		$18,030		$23,654	$20,845
Average net assets (000)	$16,381		$22,424		$18,725	$23,124
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.75%	(e)	.75%	(e)	.75%	.75%	(e)
Expenses before waivers and/or expense reimbursement	.75%	(e)	.75%	(e)	.75%	.75%	(e)
Net investment income	.25%	(e)	.80%	(e)	.37%	.35%	(e)
Portfolio turnover rate	49%	(f)	62%	(f)	59%	82%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

34

Class R Shares

	Six Months Ended May 31,		Ten Months Ended November 30,		Year Ended January 31,
	2014		2013(h)		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$19.32		$16.31		$15.60	$15.78	$13.70		$9.34	$14.43
Income (loss) from investment operations:
Net investment income (loss)	(.03)		.02		(.04)	(.05)	(.03)		(.05)	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.71		3.52		1.56	.29	2.11		4.41	(5.05)
Total from investment operations	0.68		3.54		1.52	.24	2.08		4.36	(5.08)
Less Distributions:
Distributions from net realized gains	(2.71)		(.53)		(.81)	(.42)	-		-	(.01)
Capital Contributions(b):	-		-		-	-	-	(c)	-	-
Net asset value, end of period	$17.29		$19.32		$16.31	$15.60	$15.78		$13.70	$9.34
Total Return(d):	4.45%		22.13%		10.14%	1.60%	15.18%		46.68%	(35.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$106,984		$127,424		$114,584	$109,794	$92,276		$52,022	$27,768
Average net assets (000)	$115,882		$121,488		$115,501	$102,506	$72,700		$38,041	$18,548
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.37%	(f)	1.38%	(f)	1.38%	1.38%	1.39%		1.40%	1.43%
Expenses before waivers and/or expense reimbursement	1.62%	(f)	1.63%	(f)	1.63%	1.63%	1.64%		1.65%	1.68%
Net investment income (loss)	(.36)%	(f)	.11%	(f)	(.25)%	(.32)%	(.23)%		(.39)%	(.21)%
Portfolio turnover rate	49%	(g)	62%	(g)	59%	82%	116%		102%	107%

(a) Calculated based on average shares outstanding during period.

(b) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Annualized.

(g) Not annualized.

(h) For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	35

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended May 31,		Ten Months Ended November 30,		Year Ended January 31,
	2014		2013(h)		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$20.64		$17.33		$16.44	$16.52	$14.27		$9.68	$14.88
Income (loss) from investment operations:
Net investment income	.01		.09		.04	.03	.04		.01	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.78		3.75		1.66	.31	2.21		4.58	(5.23)
Total from investment operations	.79		3.84		1.70	.34	2.25		4.59	(5.19)
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-		-	-	-		-	-
Distributions from net realized gains	(2.71)		(.53)		(.81)	(.42)	-		-	(.01)
Total dividends and distributions	(2.73)		(.53)		(.81)	(.42)	-		-	(.01)
Capital Contributions(b):	-		-		-	-	-	(c)	-	-
Net asset value, end of period	$18.70		$20.64		$17.33	$16.44	$16.52		$14.27	$9.68
Total Return(d):	4.74%		22.57%		10.72%	2.14%	15.77%		47.42%	(34.92)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$624,948		$599,835		$643,397	$776,442	$792,376		$666,131	$229,735
Average net assets (000)	$566,997		$593,229		$731,863	$792,733	$719,773		$438,071	$274,458
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	.87%	(f)	.88%	(f)	.88%	.88%	.89%		.90%	.93%
Expenses before waivers and/or expense reimbursement	.87%	(f)	.88%	(f)	.88%	.88%	.89%		.90%	.93%
Net investment income	.14%	(f)	.60%	(f)	.25%	.19%	.30%		.09%	.30%
Portfolio turnover rate	49%	(g)	62%	(g)	59%	82%	116%		102%	107%

(a) Calculated based on average shares outstanding during period.

(b) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Annualized.

(g) Not annualized.

(h) For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

36

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe •
Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison 20/20 Focus Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON 20/20 FOCUS FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PTWAX	PTWBX	PTWCX	PJTQX	JTWRX	PTWZX
CUSIP	74440G107	74440G206	74440G305	74440G602	74440G503	74440G404

MF183E2    0264555-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON

MLP FUND

SEMIANNUAL REPORT • MAY 31, 2014

Fund Type

Master limited partnership investments

Objective

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

July 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison MLP Fund informative and useful. The report covers performance for the period since the Fund’s inception on December 18, 2013 until May 31, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison MLP Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison MLP Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 5/31/14
Since Inception
Class A	14.97%
Class C	14.56
Class Z	15.07
Alerian MLP Index	9.82
Lipper Energy MLP Funds Avg.	10.02

Average Annual Total Returns (With Sales Charges) as of 6/30/14
Since Inception
Class A	N/A
Class C	N/A
Class Z	N/A
Alerian MLP Index	N/A
Lipper Energy MLP Funds Avg.	N/A

Source: Prudential Investments LLC and Lipper Inc.

Inception date: 12/18/13.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

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Benchmark Definitions

Alerian MLP Index

The Alerian MLP Index is an unmanaged Index composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.

Lipper Energy MLP Funds Average

Funds in the Lipper Energy MLP Funds Average invest primarily in Master Limited Partnerships (MLPs) engaged in the transportation, storage, and processing of minerals and natural resources in the energy sector.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception return for the Index is measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/14
Emerge Energy Services LP, Oil & Gas Refining & Marketing	5.0%
Targa Resources Partners LP, Oil & Gas Storage & Transportation	4.2
EQT Midstream Partners LP, Oil & Gas Storage & Transportation	4.0
Access Midstream Partners LP, Oil & Gas Storage & Transportation	4.0
Susser Petroleum Partners LP, Oil & Gas Storage & Transportation	3.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/14
Oil & Gas Storage & Transportation	82.6%
Oil & Gas Refining & Marketing	11.5
Gas Utilities	3.4
Oil & Gas Equipment & Services	3.1
N/A

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison MLP Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2013, at the beginning of the period, and held through the six-month period ended May 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

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Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison MLP Fund		Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$1,149.70	1.50%	$7.29
	Hypothetical	$1,000.00	$1,017.45	1.50%	$7.54

Class C	Actual**	$1,000.00	$1,145.60	2.25%	$10.91
	Hypothetical	$1,000.00	$1,013.71	2.25%	$11.30

Class Z	Actual**	$1,000.00	$1,150.70	1.25%	$6.08
	Hypothetical	$1,000.00	$1,018.70	1.25%	$6.29

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 165-day period ended May 31, 2014 due to the Fund’s inception date of December 18, 2013.

Prudential Jennison MLP Fund	5

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the period ended May 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	3.27%	1.50%
C	3.74	2.25
Z	3.20	1.25

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of May 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 100.6%

COMMON STOCKS 6.6%

Oil & Gas Storage & Transportation
7,108	ONEOK, Inc.	$458,395
4,739	SemGroup Corp. (Class A Stock)	321,968
5,971	Targa Resources Corp.	686,426
4,992	Teekay Corp. (Bermuda)	288,787
11,051	Williams Cos., Inc. (The)	518,955

	TOTAL COMMON STOCKS (cost $2,070,943)	2,274,531

MASTER LIMITED PARTNERSHIPS 94.0%

Gas Utilities 3.4%
24,801	AmeriGas Partners LP	1,175,071

Oil & Gas Equipment & Services 3.1%
43,353	USA Compression Partners LP	1,083,825

Oil & Gas Refining & Marketing 11.5%
18,330	Emerge Energy Services LP	1,742,816
27,132	EnLink Midstream Partners LP	826,712
15,695	KNOT Offshore Partners LP (United Kingdom)	430,671
17,082	NuStar Energy LP	991,098

		3,991,297

Oil & Gas Storage & Transportation 76.0%
22,019	Access Midstream Partners LP	1,386,977
28,467	Atlas Pipeline Partners LP	928,024
41,291	Crestwood Midstream Partners LP	900,144
11,842	DCP Midstream Partners LP	636,034
44,039	Enable Midstream Partners LP*	1,118,591
24,532	Energy Transfer Equity LP	1,250,151
18,982	Energy Transfer Partners LP	1,069,066
8,815	Enterprise Products Partners LP	659,538
17,049	EQT Midstream Partners LP	1,400,405
7,586	Genesis Energy LP	432,402
13,217	Magellan Midstream Partners LP	1,082,208
4,662	MarkWest Energy Partners LP	288,811
9,721	MPLX LP	555,652
30,695	NGL Energy Partners LP	1,227,800
5,869	Oiltanking Partners LP	522,928

See Notes to Financial Statements.

Prudential Jennison MLP Fund	7

Portfolio of Investments

as of May 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
MASTER LIMITED PARTNERSHIPS (Continued)

Oil & Gas Storage & Transportation (cont’d.)
19,693	ONEOK Partners LP	$1,085,084
35,419	PBF Logistics LP*	947,458
9,029	Phillips 66 Partners LP	546,706
19,553	Plains All American Pipeline LP	1,104,158
35,341	Regency Energy Partners LP	982,480
23,459	Rose Rock Midstream LP	1,018,824
20,458	Summit Midstream Partners LP	920,815
4,620	Sunoco Logistics Partners LP	425,040
27,070	Susser Petroleum Partners LP	1,277,704
21,331	Targa Resources Partners LP	1,449,655
8,844	Tesoro Logistics LP	616,427
8,645	Western Gas Partners LP	622,353
24,812	Western Refining Logistics LP	815,570
21,682	Williams Partners LP	1,151,531

		26,422,536

	TOTAL MASTER LIMITED PARTNERSHIPS (cost $28,850,981)	32,672,729

	TOTAL LONG-TERM INVESTMENTS (cost $30,921,924)	34,947,260

SHORT-TERM INVESTMENT 2.7%

AFFILIATED MONEY MARKET MUTUAL FUND
948,780	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $948,780; Note 3)(a)	948,780

	TOTAL INVESTMENTS 103.3% (cost $31,870,704; Note 5)	35,896,040
	Liabilities in excess of other assets (3.3)%	(1,140,293)

	NET ASSETS 100.0%	$34,755,747

*	Non-income producing security
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

8

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Oil & Gas Storage & Transportation	$2,274,531	$—	$—
Master Limited Partnerships
Gas Utilities	1,175,071	—	—
Oil & Gas Equipment & Services	1,083,825	—	—
Oil & Gas Refining & Marketing	3,991,297	—	—
Oil & Gas Storage & Transportation	26,422,536	—	—
Affiliated Money Market Mutual Fund	948,780	—	—

Total	$35,896,040	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2014 was as follows:

Oil & Gas Storage & Transportation	82.6%
Oil & Gas Refining & Marketing	11.5
Gas Utilities	3.4
Oil & Gas Equipment & Services	3.1
Affiliated Money Market Mutual Fund	2.7%

103.3
Liabilities in excess of other assets	(3.3)

100.0%

See Notes to Financial Statements.

Prudential Jennison MLP Fund	9

Statement of Assets & Liabilities

as of May 31, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $30,921,924)	$34,947,260
Affiliated Investments (cost $948,780)	948,780
Receivable for Fund shares sold	1,272,397
Due from Manager	1,160
Dividends receivable	83
Other assets	32,250

Total assets	37,201,930

Liabilities
Deferred tax liability	1,497,069
Payable for investments purchased	651,652
Payable for Fund shares reacquired	207,086
Current tax liability	44,908
Accrued expenses	42,447
Distribution fee payable	2,823
Affiliated transfer agent fee payable	198

Total liabilities	2,446,183

Net Assets	$34,755,747

Net assets were comprised of:
Shares of beneficial interest, at par	$3,078
Paid-in capital in excess of par	32,163,158

32,166,236
Accumulated net investment loss, net of taxes	(78,345)
Accumulated net realized gain on investment transactions, net of taxes	136,621
Net unrealized appreciation on investments, net of taxes	2,531,235

Net assets, May 31, 2014	$34,755,747

See Notes to Financial Statements.

10

Class A:
Net asset value and redemption price per share ($1,595,640 ÷ 141,353 shares of beneficial interest issued and outstanding)	$11.29
Maximum sales charge (5.5% of offering price)	.66

Maximum offering price to public	$11.95

Class C
Net asset value, offering price and redemption price per share ($3,675,301 ÷ 326,682 shares of beneficial interest issued and outstanding)	$11.25

Class Z
Net asset value, offering price and redemption price per share ($29,484,806 ÷ 2,609,855 shares of beneficial interest issued and outstanding)	$11.30

See Notes to Financial Statements.

Prudential Jennison MLP Fund	11

Statement of Operations

December 18, 2013* through May 31, 2014 (Unaudited)

Net Investment Loss
Income
Distributions from Master Limited Partnerships	$432,114
Less: Return of capital on distributions	(423,994)
Unaffiliated dividend income	12,157
Affiliated dividend income	504

Total income	20,781

Expenses
Management fee	81,590
Distribution fee—Class A	570
Distribution fee—Class C	6,596
Custodian’s fees and expenses	34,000
Tax service fees	31,000
Registration fees	30,000
Audit fee	28,000
Reports to shareholders	14,000
Transfer agent’s fees and expenses (including affiliated expense of $300)	14,000
Legal fees and expenses	14,000
Trustees’ fees	5,000
Miscellaneous	6,027

Total expenses	264,783
Less: Management fee waiver and/or expense reimbursement	(155,630)
Distribution fee waiver—Class A	(95)

Net expenses	109,058

Net investment loss, before taxes	(88,277)
Tax benefit	32,766

Net investment loss, net of taxes	(55,511)

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	217,263
Tax expense	(80,642)

136,621

Net change in unrealized appreciation (depreciation) on:
Investments	4,025,336
Tax expense	(1,494,101)

2,531,235

Net gain on investment transactions, net of taxes	2,667,856

Net Increase In Net Assets Resulting From Operations	$2,612,345

*	Commencement of operations.

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

(Unaudited)

December 18, 2013* through May 31, 2014
Increase (Decrease) In Net Assets
Operations
Net investment loss, net of taxes	$(55,511)
Net realized gain on investment transactions, net of taxes	136,621
Net change in unrealized appreciation (depreciation) on investments, net of taxes	2,531,235

Net increase in net assets resulting from operations	2,612,345

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(812)
Class C	(2,563)
Class Z	(19,459)

(22,834)

Distributions from return of capital:
Class A	(11,729)
Class C	(37,014)
Class Z	(281,079)

(329,822)

Fund share transactions (Note 6)
Net proceeds from shares sold	32,226,499
Net asset value of shares issued in reinvestment of distributions	352,506
Cost of shares reacquired	(82,947)

Net increase in net assets from Fund share transactions	32,496,058

Total increase	34,755,747

Net Assets:
Beginning of period	—

End of period	$34,755,747

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Jennison MLP Fund	13

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 18 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust operates as a Series company. The Trust currently consists of two investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison MLP Fund (the “Fund”) and Prudential Jennison 20/20 Focus Fund. The information presented in these financial statements pertains to the Prudential Jennison MLP Fund, a non-diversified series of the Trust. The Fund commenced investment operations on December 18, 2013. The investment objective of the Fund is to seek total return.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the

14

NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the

Prudential Jennison MLP Fund	15

Notes to Financial Statements

(Unaudited) continued

event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

MLPs: The Fund invests primarily in Master Limited Partnerships (“MLPs”). MLPs and MLP-related investments will comprise a minimum of 80% of investable assets of the Fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Concentration of Risk: Since the Fund concentrates its investments in the energy and/or natural resources sector, it will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting the sector. The mentioned sectors have historically experienced substantial price volatility. MLPs and other companies operating in these sectors are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory

16

environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy and natural resources companies.

Return of Capital Estimates: Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded. For the period ended May 31, 2014, the Fund estimated that 98% of the MLP distributions received would be treated as return of capital.

Offering and Organization Costs: Offering costs paid in connection with the offering of shares of the Fund are amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund are expensed on the first day of operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay distributions to its shareholders quarterly. The estimated tax character of the distributions will be either qualified dividend income or a return of capital. The estimated characterization of the distributions paid will be based on the operating results during the period, and their actual tax character will not be determined until after the end of the fiscal year. Due to the tax characterization of distributions made by the underlying MLP securities held by the Fund, the Fund may have a significant portion of its distributions consist of return of capital for U.S. federal income tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Prudential Jennison MLP Fund	17

Notes to Financial Statements

(Unaudited) continued

Income Taxes: The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code (the “Code”). This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund is treated as a regular C-corporation for federal, state and local income tax purposes and will be required to pay federal, state and local income tax on its taxable income.

The Fund intends to invest primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income or loss in computing its own taxable income or loss. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards.

The Fund will accrue a deferred income tax liability balance, at the effective statutory United States federal income tax rate of 35% plus an estimated state and local income tax rate for its future tax liability associated with the capital appreciation of its investments, the distributions received by the Fund on interests of MLPs considered to be return of capital, and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and/or unrealized losses.

To the extent the Fund has a deferred tax asset; consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) that it is more-likely-than-not that some portion or the entire deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance: the nature, frequency and severity of current and cumulative losses, forecasts of future

18

profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized. At May 31, 2014, the Fund determined a valuation allowance was not required.

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not be available on a timely basis, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund may modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal, state, and local income taxes, if any, as income tax expense on its Statement of Operations. For the period ended May 31, 2014, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

Since the Fund will be subject to taxation on its taxable income, the Net Asset Value of Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Fund’s benchmark Index, however, is calculated without any adjustments for taxes. As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the Index are closely correlated.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s

Prudential Jennison MLP Fund	19

Notes to Financial Statements

(Unaudited) continued

performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.00% of the Fund’s average daily net assets.

PI has contractually agreed to limit net annual fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes (including deferred tax expenses), interest, brokerage, extraordinary and certain other expenses) of each class of shares to 1.25% of the Fund’s average daily net assets. This waiver may not be terminated prior to March 31, 2015 without the prior approval of the Fund’s Board of Trustees.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through March 31, 2015.

PIMS has advised the Fund that it has received $36,121 in front-end sales charges resulting from sales of Class A shares, during the period ended May 31, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the period ended May 31, 2014, there were no contingent deferred sales charges imposed.

20

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

As of May 31, 2014, the Prudential Real Assets Fund was the beneficial owner of approximately 37% of the total outstanding shares of the Fund. In addition, as of May 31, 2014, Prudential was the beneficial owner of approximately 49% of the Class Z shares of the Fund.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the period ended May 31, 2014, were $37,346,662 and $6,218,007, respectively.

Note 5. Tax Information

Currently, the maximum marginal regular federal income tax rate for a corporation is 35%. The Fund may be subject to a 20% alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund is currently using an estimated rate of 2.2% for state and local tax, net of federal tax benefit.

The Fund’s income tax expense/(benefit) consists of the following:

May 31, 2014	Current	Deferred	Total
Federal	$42,086	$1,409,283	$1,451,369
State	2,822	87,786	90,608

Total tax expense	$44,908	$1,497,069	$1,541,977

Prudential Jennison MLP Fund	21

Notes to Financial Statements

(Unaudited) continued

The reconciliation between the federal statutory income tax rate of 35% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Description	Amount
Application of statutory income tax rate	$1,454,013
State income taxes, net of Federal benefit	90,149
Effect of permanent difference	590
Other	(2,775)

Total income tax expense/(benefit)	$1,541,977

As of May 31, 2014, components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Organization costs	$5,624

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	(1,502,693)

Net deferred tax liability	$(1,497,069)

As of May 31, 2014, the Fund determined that a valuation allowance to reduce any deferred tax assets was not required.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2014 were as follows:

Tax Basis	$31,854,391

Appreciation	4,195,694
Depreciation	(154,045)

Net Unrealized Appreciation	$4,041,649

The book basis may differ from tax basis due to certain tax related adjustments.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in

22

an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of May 31, 2014, Prudential owned 1,018 Class A shares, 1,018 Class C shares and 1,269,233 Class Z shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Period ended May 31, 2014*:
Shares sold	140,550	$1,538,253
Shares issued in reinvestment of distributions	1,123	12,392
Shares reacquired	(320)	(3,538)

Net increase (decrease) in shares outstanding	141,353	$1,547,107

Class C
Period ended May 31, 2014*:
Shares sold	327,862	$3,517,972
Shares issued in reinvestment of distributions	3,597	39,577
Shares reacquired	(4,777)	(51,147)

Net increase (decrease) in shares outstanding	326,682	$3,506,402

Class Z
Period ended May 31, 2014*:
Shares sold	2,585,465	$27,170,274
Shares issued in reinvestment of distributions	27,102	300,537
Shares reacquired	(2,712)	(28,262)

Net increase (decrease) in shares outstanding	2,609,855	$27,442,549

*	Commencement of operations was December 18, 2013.

Prudential Jennison MLP Fund	23

Financial Highlights

(Unaudited)

Class A Shares
	December 18, 2013(b) through May 31, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.04)
Net realized and unrealized gain on investments	1.53
Total from investment operations	1.49
Less Dividends and Distributions:
Dividends from net investment income	(.01)
Return of capital distributions	(.19)
Total dividends and distributions	(.20)
Net asset value, end of period	$11.29
Total Return(a):	14.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,596
Average net assets (000)	$420
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	1.50%	(e)
Expenses after waivers and/or expense reimbursement, net of taxes	20.42%	(e)(g)
Expenses before waivers and/or expense reimbursement, before taxes	3.27%	(e)
Net investment loss	(1.28)%	(e)
Net investment loss, net of taxes	(.88)%	(e)(h)
Portfolio turnover rate	31%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculations are based on the average daily number of shares outstanding.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not Annualized.

(g) Tax estimate for the ratio calculation is derived from net investment loss, realized and unrealized gains (losses).

(h) Tax estimate for the ratio calculation is derived from net investment loss only.

See Notes to Financial Statements.

24

Class C Shares
	December 18, 2013(b) through May 31, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.08)
Net realized and unrealized gain on investments	1.53
Total from investment operations	1.45
Less Dividends and Distributions:
Dividends from net investment income	(.01)
Return of capital distributions	(.19)
Total dividends and distributions	(.20)
Net asset value, end of period	$11.25
Total Return(a):	14.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,675
Average net assets (000)	$1,459
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	2.25%	(e)
Expenses after waivers and/or expense reimbursement, net of taxes	21.16%	(e)(g)
Expenses before waivers and/or expense reimbursement, before taxes	3.74%	(e)
Net investment loss	(1.99)%	(e)
Net investment loss, net of taxes	(1.59)%	(e)(h)
Portfolio turnover rate	31%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculations are based on the average daily number of shares outstanding.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not Annualized.

(g) Tax estimate for the ratio calculation is derived from net investment loss, realized and unrealized gains (losses).

(h) Tax estimate for the ratio calculation is derived from net investment loss only.

See Notes to Financial Statements.

Prudential Jennison MLP Fund	25

Financial Highlights

(Unaudited) continued

Class Z Shares
	December 18, 2013(b) through May 31, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain on investments	1.53
Total from investment operations	1.50
Less Dividends and Distributions:
Dividends from net investment income	(.01)
Return of capital distributions	(.19)
Total dividends and distributions	(.20)
Net asset value, end of period	$11.30
Total Return(a):	15.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,485
Average net assets (000)	$16,169
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	1.25%	(e)
Expenses after waivers and/or expense reimbursement, net of taxes	20.15%	(e)(g)
Expenses before waivers and/or expense reimbursement, before taxes	3.20%	(e)
Net investment loss	(.99)%	(e)
Net investment loss, net of taxes	(.59)%	(e)(h)
Portfolio turnover rate	31%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculations are based on the average daily number of shares outstanding.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not Annualized.

(g) Tax estimate for the ratio calculation is derived from net investment loss, realized and unrealized gains (losses).

(h) Tax estimate for the ratio calculation is derived from net investment loss only.

See Notes to Financial Statements.

26

Approval of Advisory Agreements (Unaudited)

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with Prudential Investments LLC (the Manager) and the proposed subadvisory agreement with Jennison Associates LLC (the Subadviser), with respect to the Fund prior to the Fund’s commencement of operations. The Board, including a majority of the Independent Trustees, met on December 3-5, 2013 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance and the Subadviser’s qualifications and track record in serving other affiliated mutual funds; the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on September 30, 2013 and December 3-5, 2013. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadviser, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, were in the best interests of the Fund in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Prudential Jennison MLP Fund

Approval of Advisory Agreements (continued)

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Nature, Quality, and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 5-7, 2013 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds, and that it received a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-independent Trustees of the Fund. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the June 5-7, 2013 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds, and that it received a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day

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management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. Nevertheless, as noted above, the Board did consider the background and professional experience of the proposed portfolio management team for the Fund. The Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fee of 1.00% of the Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fee at the annual rate of 0.60% of the Fund’s average daily net assets up to $300 million and 0.50% of the Fund’s average daily net assets over $300 million to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses for Class A shares to the Lipper 15(c) Peer Group. The Board noted that the Fund’s contractual management fee was in the second quartile of the Lipper Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses for Class A shares were in the second quartile of the Lipper Peer Group (first quartile being the lowest expenses).

The Board noted that the Fund’s other expenses were expected to be higher than those of other Prudential Retail Funds due to the type of investments required by the Fund’s investment strategy and the Fund’s initial asset size. The Board further noted that the Manager had contractually agreed through March 31, 2015 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as deferred tax expenses), interest, brokerage, extraordinary and certain other expenses) of each class of shares to 1.25% of the Fund’s average daily net assets.

Prudential Jennison MLP Fund

Approval of Advisory Agreements (continued)

The Board noted that the Fund’s contractual management fee of 1.00% was lower than the median fee of the Peer Group and that the Fund’s actual management fee is expected to be -0.35%, due to waivers and reimbursements required to support the net total expense limitation, given that the Fund’s initial assets will be low. The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that the proposed management fee for the Fund did not include breakpoints under which the fee would decline as assets grew. The Board considered the potential for the Manager to realize economies of scale as the Fund’s assets grew but concluded that it would be appropriate to review breakpoints in the management fee as the Fund grew. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of the Fund.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison MLP Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON MLP FUND

SHARE CLASS	A	C	Z
NASDAQ	PRPAX	PRPCX	PRPZX
CUSIP	74440G701	74440G800	74440G883

MF218E2    0264564-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 18

By:	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date:	July 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker President and Principal Executive Officer

Date:	July 18, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam Treasurer and Principal Financial and Accounting Officer

Date:	July 18, 2014